Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Summary of commitments	The Company’s unconditional purchase commitments are as follows:

	December 31, 2020	December 31, 2021
Contracts for capital expenditures	$952,604	$2,994,554
Contracts for operating expenditures	1,044,560	3,404,865
	$1,997,164	$6,399,419
Due within the next 12 months	$1,316,090	$3,542,823
The following summarizes the Company’s non-cancellable operating lease arrangements which were not capitalized and the minimum future rental payments under these arrangements:

	December 31, 2020	December 31, 2021
Within one year	$1,409	$1,195
After one year but not more than five years	1,557	548
	$2,966	$1,743